Financial instruments and concentration of credit risks - Narrative (Details) - Foreign Exchange Forward Contract - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements Disclosure [Line Items]
Maturity period limit of foreign currency exchange instruments (in months)	3 months
Notional amount of foreign exchange forward contracts not designated as hedging instruments	$ 501.3	$ 488.4